Investment In Joint Venture - Summary of Changes In Investment In Joint Venture (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Schedule Of Equity Method Investments [Line Items]
Company's share of earnings	$ 390
Dividend received	(176)
Carrying value, end of year	3,383
Xuzhou-PAT Control Technologies Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Acquisition through business combination (Note 3)	3,036
Currency gain on financial statement translation	133
Company's share of earnings	390
Dividend received	(176)
Carrying value, end of year	$ 3,383